FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 24.3
Accounts payable and accrued charges	820.5
Long-term debt	6,408.2
Interest payments	1,500.6
Derivative financial instruments	(892.7)
Total	$ 7,860.9
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	5 years 1 month 6 days	6 years 1 month 6 days
2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 24.3
Accounts payable and accrued charges	820.5
Long-term debt	56.6
Interest payments	252.3
Derivative financial instruments	0.2
Total	1,153.9
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	448.1
Interest payments	578.2
Derivative financial instruments	(105.1)
Total	921.2
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	3,492.2
Interest payments	428.4
Derivative financial instruments	(618.1)
Total	3,302.5
2024 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,411.3
Interest payments	241.7
Derivative financial instruments	(169.7)
Total	$ 2,483.3